UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                    811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	08/31
Date of reporting period:	11/30/08

The following N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2008 (Unaudited)

Common Stocks--95.7%	Shares	Value ($)

Consumer Discretionary--13.6%
Estee Lauder, Cl. A	29,000	809,100
McDonald's	40,000	2,350,000
McGraw-Hill	78,500	1,962,500
News, Cl. A	185,200	1,463,080
Procter & Gamble	102,000	6,563,700
Target	45,000	1,519,200
Wal-Mart Stores	35,000	1,955,800
		16,623,380
Consumer Staples--24.5%
Altria Group	160,000	2,572,800
Coca-Cola	150,000	7,030,500
Nestle, ADR	150,125	5,442,031
PepsiCo	80,000	4,536,000
Philip Morris International	160,000	6,745,600
Walgreen	135,000	3,339,900
Whole Foods Market	15,000 a,b	158,700
		29,825,531
Energy--24.2%
Chevron	84,000	6,636,840
ConocoPhillips	70,000	3,676,400
Exxon Mobil	145,560	11,666,634
Halliburton	50,000	880,000
Occidental Petroleum	40,000	2,165,600
Patriot Coal	2,400 b	20,328
Peabody Energy	12,000	281,160
Royal Dutch Shell, Cl. A, ADR	50,000	2,672,500
Total, ADR	12,000	633,000
Transocean	12,243 b	818,812
		29,451,274
Financial--4.7%
American Express	32,500	757,575
Ameriprise Financial	16,000	295,360
Bank of America	95,000	1,543,750
HSBC Holdings, ADR	35,000 a	1,902,950
JPMorgan Chase & Co.	40,500	1,282,230
		5,781,865

Health Care--8.5%
Abbott Laboratories	70,000	3,667,300
Johnson & Johnson	90,000	5,272,200
Medtronic	20,000	610,400
Merck & Co.	30,000	801,600
		10,351,500
Industrials--8.2%
Caterpillar	27,000	1,106,730
Emerson Electric	98,000	3,517,220
General Dynamics	11,000	568,370
General Electric	204,000	3,502,680
United Technologies	27,000	1,310,310
		10,005,310
Information Technology--10.4%
Apple	14,000 b	1,297,380
Automatic Data Processing	30,000	1,231,800
Cisco Systems	100,000 b	1,654,000
Intel	325,000	4,485,000
Microsoft	100,000	2,022,000
QUALCOMM	25,000	839,250
Texas Instruments	75,000	1,167,750
		12,697,180
Materials--1.6%
Freeport-McMoRan Copper & Gold	14,000	335,860
Praxair	25,000	1,476,250
Rio Tinto, ADR	1,000 a	100,000
		1,912,110
Total Common Stocks
(cost $114,570,289)		116,648,150

Other Investment--3.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,468,000)	4,468,000 [c]	4,468,000
Investment of Cash Collateral for
Securities Loaned--.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $717,852)	717,852 [c]	717,852
Total Investments (cost $119,756,141)	100.0%	121,834,002
Cash and Receivables (Net)	.0%	26,738

Net Assets		100.0%	121,860,740

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At November 30, 2008, the total market value of the fund's securities on loan is $694,975 and the total market value of the collateral held by the fund is $717,852.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $119,756,141. Net unrealized appreciation on investments was $2,077,861 of which $26,254,935 related to appreciated investment securities and $24,177,074 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	116,391,971		0

Level 2 - Other Significant Observable Inputs	5,442,031		0

Level 3 - Significant Unobservable Inputs	0		0

Total	121,834,002		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.
- Dreyfus Premier Core Equity Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)